Offerings	Jun. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	3,871,003
Proposed Maximum Offering Price per Unit	10.81
Maximum Aggregate Offering Price	$ 41,845,542.43
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,778.87
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover any additional shares of common stock, $0.001 par value per share ("Common Stock"), of Replimune Group, Inc. (the "Registrant"), that become issuable under the Replimune Group, Inc. 2018 Omnibus Incentive Compensation Plan (the "2018 Plan") by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding shares of Common Stock. (b) Represents additional shares of Common Stock authorized for issuance under the 2018 Plan pursuant to certain provisions of the 2018 Plan that provide for an automatic annual increase in the number of shares of Common Stock authorized for issuance under the 2018 Plan. (c) Estimated in accordance with Rule 457(c) and Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market on June 26, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	697,224
Proposed Maximum Offering Price per Unit	9.19
Maximum Aggregate Offering Price	$ 6,407,488.56
Fee Rate	0.01381%
Amount of Registration Fee	$ 884.87
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act, this Registration Statement on Form S-8 shall also cover any additional shares of Common Stock of the Registrant that become issuable under the Replimune Group, Inc. Employee Stock Purchase Plan (the "ESPP") by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding shares of Common Stock. (b) Represents additional shares of Common Stock authorized for issuance under the ESPP pursuant to certain provisions of the ESPP that provide for an automatic annual increase in the number of shares of Common Stock authorized for issuance under the ESPP. (c) Estimated in accordance with Rule 457(c) and Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market on June 26, 2026, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the ESPP.